Credit facilities and long-term debt (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Carrying Amount and Fair Value of Lease and Debt Obligations
The carrying amount and the fair value of the Company’s debt obligations, including leases, at December 31, 2024, is as follows:

	2024
	Carrying Amount	Fair Value
Current
Loans from third parties	$25,143	$25,143
Loans from related parties	8,465	8,465
Lease liabilities	12,386	12,022
	$45,994	$45,630
Non-current
Loans from related parties	$358,222	$361,052
Lease liabilities	55,967	43,598
	$414,189	$404,650
Total borrowings	$460,183	$450,280
The carrying amount and the fair value of the Company’s debt obligations, including leases, as of December 31, 2023, is as follows:

	2023
	Carrying Amount	Fair Value
Current
Loans from third parties	$2	$2
Loans from related parties	267,668	264,446
Lease liabilities	11,737	11,395
	$279,407	$275,843
Non-current
Loans from related parties	$76,262	$75,330
Lease liabilities	53,744	41,246
	$130,006	$116,576
Total borrowings	$409,413	$392,419

Maturity Profile and Exposure of Non-Current Borrowings
The maturity profile of the Company’s non-current borrowings, including lease liabilities, is presented below:

	2024	2023
Loans from related parties
Between 1 and 2 years	$13,298	$—
Between 2 and 3 years	189,683	40,333
Between 3 and 4 years	—	35,929
Between 4 and 5 years	155,241	—
Over 5 years	—	—
Total loans from related parties	$358,222	$76,262

Lease liabilities
Between 1 and 2 years	$7,950	$8,777
Between 2 and 3 years	6,936	8,576
Between 3 and 4 years	5,524	5,406
Between 4 and 5 years	6,338	3,986
Over 5 years	29,219	26,999
Total lease liabilities	$55,967	$53,744
Total non-current borrowings	$414,189	$130,006
The table below summarizes the maturity profile of financial liabilities at December 31, 2024 based on contractual undiscounted payments.

	Less than 6 months	6 to 12 months	1 to 5 years	>5 years	Total
Loans from related parties	$11,446	$7,135	$397,591	$—	$416,172
Loans from third parties	25,143	—	—	—	25,143
Lease liabilities	6,974	6,974	37,286	37,440	88,674
Derivative financial instruments	2,210	3,436	26,261	—	31,907
Other non-current liabilities	—	—	—	—	—
Trade and other payables	148,558	—	—	—	148,558
	$194,331	$17,545	$461,138	$37,440	$710,454
The table below summarizes the maturity profile of financial liabilities at December 31, 2023 based on contractual undiscounted payments.
25. Financial risk management objectives and policies (continued)

	Less than 6 months	6 to 12 months	1 to 5 years	>5 years	Total
Loans from related parties	$4,676	$269,876	$80,457	$—	$355,009
Loans from third parties	—	—	—	—	—
Lease liabilities	6,053	6,053	34,403	26,824	73,333
Derivative financial instruments	2,706	16,621	—	—	19,327
Other non-current liabilities	—	—	114	—	114
Trade and other payables	162,696	—	—	—	162,696
	$176,131	$292,550	$114,974	$26,824	$610,479

Schedule of Weighted Average Fixed Interest Rates
The weighted average effective interest rates at December 31, 2024, 2023, and 2022 are as follows:

	2024	2023	2022
Variable rate loans from related parties	4.89%	5.82%	6.86%
Fixed rate loans from related parties	3.94%	3.09%	3.09%
Variable rate loans from third parties	6.34%	N/A	5.82%

Disclosure Of Undrawn Borrowing Facilities
The Company has the following amounts available to draw upon from borrowing facilities at December 31, 2024 and 2023, respectively:

	2024	2023
Floating rate:
Expiring within one year	$132,864	$132,466
Expiring beyond one year	121,759	69,880
Total	$254,623	$202,346

Disclosure Of Letters Of Credit And Bonds Issued	At December 31, 2024 and 2023, the banks had issued letters of credit on behalf of the Company totaling $11,637 and $12,534, respectively, as shown below:

	2024	2023
Facility amount	$60,000	$55,000
Less letters of credit issued in support of:
Insurance programs	(11,302)	(12,199)
Performance obligations	(100)	(100)
Other payment obligations	(235)	(235)
Available facility amount	$48,363	$42,466
At December 31, 2024 and 2023, the insurance company had issued performance bonds on behalf of the Company totaling $18,761 and $35,140, respectively, as shown below:

	2024	2023
Facility amount	$60,000	$60,000
Less performance bonds issued in support of:
Excavation and reclamation obligations	(4,954)	(4,954)
Surety bond	(3,629)	(3,629)
Other payment and performance obligations	(10,178)	(26,557)
Available facility amount	$41,239	$24,860

Disclosure of Changes Arising From Financing Activities
Changes arising from financing activities during the year ended December 31, 2024 are as follows:

	January 1, 2024	Cash Flows	Foreign Exchange	Mark-to-Market	Interest Expense	New Leases	Other	December 31, 2024
Borrowings	$343,932	$48,939	$(22,220)	$—	$21,258	$—	$(79)	$391,830
Lease liabilities	65,481	(13,284)	—	—	3,798	12,305	53	68,353
Changes in liabilities	409,413	35,655	(22,220)	—	25,056	12,305	(26)	460,183
Derivative financial instruments	3,126	(16,783)	—	22,441	(71)	—	10	8,723
Financial instrument collateral	(4,328)	243	—	—	—	—	—	(4,085)
Other financing activities	(1,202)	(16,540)		22,441	(71)	—	10	4,638
Total liabilities arising from financing activities	$408,211	$19,115	$(22,220)	$22,441	$24,985	$12,305	$(16)	$464,821
Changes arising from financing activities during the year ended December 31, 2023 are as follows:

	January 1, 2023	Cash Flows	Foreign Exchange	Mark-to-Market	Interest Expense	New Leases	Other	December 31, 2023
Borrowings	$394,506	$(83,046)	$12,055	$—	$20,498	$—	$(81)	$343,932
Lease liabilities	67,587	(15,198)	—	—	3,047	11,678	(1,633)	65,481
Changes in liabilities	462,093	(98,244)	12,055	—	23,545	11,678	(1,714)	409,413
Derivative financial instruments	13,575	3,272	—	(13,907)	186	—	—	3,126
Financial instrument collateral	(15,757)	11,399	30	—	—	—	—	(4,328)
Other financing activities	(2,182)	14,671	30	(13,907)	186	—	—	(1,202)
Total liabilities arising from financing activities	$459,911	$(83,573)	$12,085	$(13,907)	$23,731	$11,678	$(1,714)	$408,211
Changes arising from financing activities during the year ended December 31, 2022 are as follows:

	January 1, 2022	Cash Flows	Foreign Exchange	Mark-to-Market	Interest Expense	New Leases	Other	December 31, 2022
Borrowings	$382,696	$11,104	$(19,670)	$—	$19,780	$—	$596	$394,506
Lease liabilities	53,941	(13,428)	—	—	2,038	26,041	(1,005)	67,587
Changes in liabilities	436,637	(2,324)	(19,670)	—	21,818	26,041	(409)	462,093
Derivative financial instruments	16,877	(19,827)	—	20,236	(3,711)	—	—	13,575
Financial instrument collateral	(16,390)	490	—	—	—	—	143	(15,757)
Other financing activities	487	(19,337)	—	20,236	(3,711)	—	143	(2,182)
Total liabilities arising from financing activities	$437,124	$(21,661)	$(19,670)	$20,236	$18,107	$26,041	$(266)	$459,911